Summary of Significant Accounting Policies (Details) ¥ in Thousands, shares in Millions, $ in Millions		12 Months Ended
	Apr. 08, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Net income (loss)		¥ 16,627	¥ 21,701	¥ 11,949
Working capital deficits		17,289	4,030
Restricted cash		9,477	1,054
Allowances for accounts receivable		¥ 878	838
Purchase and processing fee percentage		10.00%
Estimated useful life		3 years
Deferred revenue		¥ 1,000	400
Other income		¥ 1,289	1,520	2,816
Rental expenses				5,664
Warrant period		1 year
Value added tax percentage		In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.
Advertising expenses		¥ 103	119	586
Shipping and handling fees		1,164	1,621	2,472
Research and development cost		7,193	10,754	10,508
Benefit expenses		¥ 426	1,883	2,308
Registered capital percentage		50.00%
Reserves and surplus		10.00%
Statutory reserve		¥ 217		¥ 301
Statutory reserves amount set aside		¥ 6,585	¥ 6,368
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Underwriting discounts and commissions (in Dollars) | $	$ 13.8
Sale and issuance (in Shares) | shares	3,750,000
Proceeds it received (in Dollars) | $	$ 13.8
Supplier One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Processing fees				¥ 22,775
Supplier Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			10.00%
Processing fees			¥ 35,737
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				10.00%
Revenue				¥ 24,820
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage		10.00%	10.00%	10.00%
Revenue		¥ 102,067	¥ 110,608	¥ 120,243
Accounts receivable		¥ 10,866	¥ 36,274	29,938
Accounts receivable percentage			10.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage		10.00%
Revenue		¥ 44,747		¥ 29,651